Subsequent events - Additional Information (Details)	1 Months Ended			6 Months Ended
	Jul. 31, 2020 USD ($) shares	Jul. 30, 2020 shares $ / shares	Jan. 28, 2020 shares $ / shares	Jun. 30, 2020 shares	Dec. 31, 2019 shares	Mar. 31, 2019 shares
Statement Line Items [Line Items]
Common shares issued upon exercise of warrants				3,750,000	1,018,506	1,018,506
Contractual Life				4 years 1 month 9 days
Director [Member]
Statement Line Items [Line Items]
Options issued			25,765
Exercise prices/option | $ / shares			$ 0.657
Contractual Life			7 years
Events After Reporting Period [Member]
Statement Line Items [Line Items]
Common shares issued upon exercise of warrants	2,442,939
Proceeds from warrant exercised | $	$ 733,370
Common share issued upon conversion of common shares	3,500,000
Proceeds from conversion of shares | $	$ 350
Events After Reporting Period [Member] | Director [Member]
Statement Line Items [Line Items]
Options issued		22,425
Exercise prices/option | $ / shares		$ 1.266
Contractual Life		7 years
Events After Reporting Period [Member] | Employees [Member]
Statement Line Items [Line Items]
Options issued		1,350,000
Exercise prices/option | $ / shares		$ 0.962
Option vesting annually		25.00%
Contractual Life		4 years